Document And Entity Information	Jun. 08, 2022
Document Information [Line Items]
Entity, Registrant Name	Alpha Pro Tech, Ltd.
Document, Type	8-K
Document, Period End Date	Jun. 08, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	01-15725
Entity, Tax Identification Number	63-1009183
Entity, Address, Address Line One	60 Centurian Drive, Suite 112
Entity, Address, City or Town	Markham
Entity, Address, State or Province	ON
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	L3R 9R2
City Area Code	905
Local Phone Number	479-0654
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APT
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000884269